Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Indefinite-Lived Intangible Assets [Line Items]
Cash equivalents	$ 0		$ 0		$ 0	$ 0
Intangible asset					36,300	41,100
Intangible asset					9,950
Amortization expense	6,200	$ 0	8,600	$ 0	4,800	0
Loss of impairment of intangible assets			0	$ 0	5,000	0
Accrual for interest or penalties related to income tax	0		0		0	0
Marketing expenses					148,093	23,562
Intangible asset net of amortization	222,700		222,700
Number of value acquisition			$ 200,000
Number of shares acquisition			173,913
Intangible assets valued					31,100
Impairment losses of intangible asset			$ 0
Number of shares issued services			4,000,000
Accumulated deficit	424,644		$ 424,644		290,190	$ 174,447
Anti-dilutive shares			200,000
Intangible Assets, Amortization Period [Member]
Indefinite-Lived Intangible Assets [Line Items]
Amortization expense	5,000
Website [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible asset					$ 4,800
Intangible asset useful life					5 years
Amortization expense			$ 3,600
Pain Relief For Dogs [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible asset					$ 30,000
Trademarks [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible asset	1,500		1,500		1,500
Canine Pain Relief [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible asset	$ 25,000		$ 25,000		$ 30,000